Condensed financial statements of the parent company only - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 93,145	$ 91,826
Demand deposits with banks - Interest bearing	165,741	151,104
Cash equivalents - Interest bearing	1,739,226	1,403,718
Cash and cash equivalents	1,998,112	1,646,648
Securities purchased under agreements to resell	1,205,373	187,274
Short-term investments	580,026	1,038,037
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale investments	2,272,486	1,831,129
Held-to-maturity	3,240,290	3,461,097
Total investment in securities	5,512,776	5,292,226
Loans	4,473,591	4,745,849
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	211,533	203,204
Total assets	14,231,396	13,374,020
Deposits
Non-interest bearing	2,687,877	2,656,659
Interest bearing	10,058,032	9,330,049
Total deposits	12,745,909	11,986,708
Employee benefit plans	83,589	88,694
Other liabilities, including accrued interest and payables to subsidiaries	189,799	196,531
Total other liabilities	365,950	285,225
Long-term debt	98,725	98,490
Total liabilities	13,210,584	12,370,423
Shareholders' equity
Total shareholders’ equity	1,020,812	1,003,597	$ 864,815
Total liabilities and shareholders’ equity	14,231,396	13,374,020
Available-for-sale, amortized cost	2,435,752	1,995,050
Held-to-maturity, fair value	2,671,040	2,976,709
Bank of N.T. Butterfield & Son Ltd
Assets
Cash and demand deposits with banks - Non-interest bearing	36,383	40,436
Demand deposits with banks - Interest bearing	37,645	64,273
Cash equivalents - Interest bearing	725,121	265,775
Cash and cash equivalents	799,149	370,484
Securities purchased under agreements to resell	90,674	187,274
Short-term investments	220,055	599,156
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale investments	1,323,837	786,903
Held-to-maturity	1,210,265	1,309,659
Total investment in securities	2,534,102	2,096,562
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	229,716	229,234
Total assets	6,136,102	5,884,043
Deposits
Non-interest bearing	1,600,902	1,610,269
Interest bearing	3,272,022	3,008,750
Total deposits	4,872,924	4,619,019
Employee benefit plans	83,578	88,682
Other liabilities, including accrued interest and payables to subsidiaries	60,063	74,255
Total other liabilities	143,641	162,937
Long-term debt	98,725	98,490
Total liabilities	5,115,290	4,880,446
Shareholders' equity
Total shareholders’ equity	1,020,812	1,003,597
Total liabilities and shareholders’ equity	6,136,102	5,884,043
Available-for-sale, amortized cost	1,391,401	853,864
Held-to-maturity, fair value	1,015,441	1,148,103
Bank of N.T. Butterfield & Son Ltd | Nonrelated Party
Investments (none of the investment securities are intrinsically tax-exempt)
Loans	1,578,547	1,716,803
Bank of N.T. Butterfield & Son Ltd | Related Party
Investments (none of the investment securities are intrinsically tax-exempt)
Loans	31,847	34,541
Bank of N.T. Butterfield & Son Ltd | Banks
Investments (none of the investment securities are intrinsically tax-exempt)
Net assets of subsidiaries	588,843	597,724
Bank of N.T. Butterfield & Son Ltd | Customers
Investments (none of the investment securities are intrinsically tax-exempt)
Net assets of subsidiaries	$ 63,169	$ 52,265